Group - Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 11	$ 20	$ 47
Foreign currency translation reserve
Other comprehensive income that will be reclassified to profit or loss, net of tax	50	35	40
Non-foreign operations | Foreign currency translation reserve
Other comprehensive income that will not be reclassified to profit or loss, net of tax	$ 1,409	$ 1,396	$ 1,400